Right-of-use assets and lease liabilities - Other information (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Right-of-use assets and lease liabilities
Operating cash flows used in operating lease	¥ 575,385	$ 80,321	¥ 357,355
Right-of-use assets obtained in exchange for new operating lease liabilities	1,303,459	181,956	994,972
Right-of-use assets derecognized for termination of operation lease liabilities			¥ 78,588
Gain from termination of operating lease liabilities	¥ 18,068	$ 2,522
Weighted-average remaining lease term-operating	2 years 3 months 18 days	2 years 3 months 18 days	1 year 6 months
Weighted-average discount rate-operating	12.00%	12.00%	12.00%